Annual Fund Operating Expenses	Jul. 02, 2026
Kurv Energy Generation & Infrastructure ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.10%	[2]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Kurv Nuclear Infrastructure ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.10%	[4]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Kurv Space Infrastructure ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.10%	[6]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027

[1]	Other Expenses are estimated for the Energy Fund’s initial fiscal year. Acquired Fund Fees and Expenses are estimated to be under 0.005% of Fund assets.
[2]	The Energy Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Energy Fund until July 31, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Energy Fund’s officers and Trustees, contractual indemnification of the Energy Fund service providers (other than the adviser)) will not exceed 0.75%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Energy Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Energy Fund’s adviser, Kurv Investment Management LLC (“Kurv”).
[3]	Other Expenses are estimated for the Nuclear Fund’s initial fiscal year. Acquired Fund Fees and Expenses are estimated to be under 0.005% of Fund assets.
[4]	The Nuclear Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Nuclear Fund until June 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Nuclear Fund’s officers and Trustees, contractual indemnification of the Nuclear Fund service providers (other than the adviser)) will not exceed 0.75%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Nuclear Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Nuclear Fund’s adviser, Kurv Investment Management LLC (“Kurv”).
[5]	Other Expenses are estimated for the Space Fund’s initial fiscal year. Acquired Fund Fees and Expenses are estimated to be under 0.005% of Fund assets.
[6]	The Space Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Space Fund until June 30, 2027, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Space Fund’s officers and Trustees, contractual indemnification of the Space Fund service providers (other than the adviser)) will not exceed 0.75%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Space Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Space Fund’s adviser, Kurv Investment Management LLC (“Kurv”).